                                                           February 4, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO OMITTED]

            SUPPLEMENT DATED FEBRUARY 4, 2005 TO THE PROSPECTUS OF
                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
                              CLASS X and CLASS Y
                        THE LIMITED DURATION PORTFOLIO
                               Dated May 1, 2004

       The sixth paragraph of the section of the Prospectus titled "Portfolio
  Management" is hereby replaced by the following:

       Limited Duration Portfolio -- The Portfolio is managed within the
       Taxable-Fixed Income team. Current members of the team include William
       Lawrence and Paul O'Brien, Executive Directors of the Investment Adviser.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                            LIT SPT VIS LD 02/05